Deposit Guarantee Insurance - Additional Information (Detail) - ARS ($) $ in Thousands	Apr. 01, 2024	Dec. 31, 2023
Disclosure Of Guarantees [line items]
Deposit amount		$ 6,000
Notification By BCRA Threshold Limits Of Deposit Of Customers Raised [Member]
Disclosure Of Guarantees [line items]
Deposit guarantee through insurance maximum amount	$ 25,000